Supplement to the
Fidelity® Variable Insurance Products:
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Utilities Portfolio
Initial Class
April 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Janet Glazer no longer serves as Portfolio Manager of Industrials Portfolio.
David Wagner serves as Portfolio Manager of Industrials Portfolio.
The following information supplements information for Industrials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by David Wagner as of July 31, 2023:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,982	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes VIP Industrials Portfolio ($171 (in millions) assets managed).
As of July 31, 2023, the dollar range of shares of VIP Industrial Portfolio beneficially owned by Mr. Wagner was none.

VIPFC-SSTK-0923-136-1.782383.136	September 27, 2023

Supplement to the
Fidelity® Variable Insurance Products:
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Utilities Portfolio
Investor Class
April 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Janet Glazer no longer serves as Portfolio Manager of Industrials Portfolio.
David Wagner serves as Portfolio Manager of Industrials Portfolio.
The following information supplements information for Industrials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by David Wagner as of July 31, 2023:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,982	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes VIP Industrials Portfolio ($171 (in millions) assets managed).
As of July 31, 2023, the dollar range of shares of VIP Industrial Portfolio beneficially owned by Mr. Wagner was none.

VIPINVF-SSTK-0923-130-1.827184.130	September 27, 2023